Leases - Supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating cash flows from operating leases	$ 59,178	$ 61,808	$ 247,413	$ 301,524
Operating cash flows from finance leases	3,652	4,798	17,595	9,826
Financing cash flows from finance leases	12,580	11,466	49,231	31,841
Operating leases	$ 7,417	$ 6,749	$ 37,899	$ 81,198